Property, plant and equipment	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	December 31, 2025	December 31, 2024
Property, plant and equipment owned	$13,928	$9,000
Right-of-use assets	18,267	21,424
	$32,195	$30,424
Property, plant and equipment owned

Net carrying amounts	December 31, 2025	December 31, 2024
Computer equipment	$604	$545
Furniture and fixtures	3,300	3,300
Leasehold improvements	3,878	3,600
Production and test equipment	6,146	1,555
	$13,928	$9,000

Cost	December 31, 2024	Additions	Disposals	December 31, 2025
Computer equipment	$7,534	$335	$—	$7,869
Furniture and fixtures	5,496	—		5,496
Leasehold improvements	14,349	703	—	15,052
Production and test equipment	163,588	7,209	(38)	170,759
	$190,967	$8,247	$(38)	$199,176
9.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)

Accumulated depreciation and impairment reserves	December 31, 2024	Depreciation	Disposals	Impairment	December 31, 2025
Computer equipment	$6,989	$—	$—	$276	$7,265
Furniture and fixtures	2,196	—	—	—	2,196
Leasehold improvements	10,749	—	—	425	11,174
Production and test equipment	162,033	150	(31)	2,461	164,613
	$181,967	$150	$(31)	$3,162	$185,248
During the year ended December 31, 2025, the Corporation recognized impairment charges on property, plant, and equipment of $2,475,000 consisting of aggregate impairment charges of $3,162,000 when impairment indicators continued to exist, partially offset by recoveries on disposals of impaired assets of $687,000.
During the year ended December 31, 2024 , the Corporation recognized impairment charges on property, plant, and equipment of $111,020,000 consisting of a net fair value impairment allowance against consolidated capital assets of $95,076,000 to impair these operating assets to their estimated residual fair value of $9,000,000 (based on a level 3 fair value determination) and a write-down of certain specific assets of $15,944,000 located primarily in Canada, Denmark, and China, primarily as a result of the September 2024 global corporate restructuring initiative. In the event that the Corporation identifies impairment reversal indicators in the future, including continued market capitalization recovery in excess of equity value, and other indicators of operating asset fair value increases, this net remaining impairment allowance of $76,728,000 may be reversed in part or in full.

During the year ended December 31, 2025, the Corporation disposed of certain miscellaneous equipment in Denmark for net proceeds of $80,000, resulting in a gain on sale of assets of $73,000.
During the year ended December 31, 2024 , the Corporation disposed of certain small stationary assets in Denmark consisting of property, plant, and equipment of $263,000 and inventory of $2,907,000 for net proceeds of $3,170,000, resulting in a gain/loss of $nil.

Cost	December 31, 2023	Additions	Disposals	Effect of movements in exchange rates	December 31, 2024
Building	$—	$852	$(852)	$—	$—
Computer equipment	7,356	178	—	—	7,534
Furniture and fixtures	2,764	10	2,725	(3)	5,496
Leasehold improvements	10,780	1,227	2,335	7	14,349
Production and test equipment	146,097	23,075	(5,574)	(10)	163,588
	$166,997	$25,342	$(1,366)	$(6)	$190,967
9.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)

Accumulated depreciation and impairment reserves	December 31, 2023	Depreciation	Disposals	Impairment	Effect of movements in exchange rates	December 31, 2024
Building	$—	$—	$(852)	$852	$—	$—
Computer equipment	5,951	455	—	585	(2)	6,989
Furniture and fixtures	1,328	474	(60)	458	(4)	2,196
Leasehold improvements	8,535	1,171	196	850	(3)	10,749
Production and test equipment	48,977	5,164	(387)	108,275	4	162,033
	$64,791	$7,264	$(1,103)	$111,020	$(5)	$181,967
Right-of-use assets
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 17).

Net carrying amounts included in property, plant and equipment	December 31, 2025	December 31, 2024
Property	$18,035	$21,179
Equipment	87	34
Vehicle	145	211
	$18,267	$21,424

Cost	December 31, 2024	Additions	De-recognition	December 31, 2025
Property	$33,292	$3	$(561)	$32,734
Equipment	176	91	(92)	175
Vehicle	628	—	—	628
	$34,096	$94	$(653)	$33,537

Accumulated depreciation	December 31, 2024	Depreciation	De-recognition	December 31, 2025
Property	$12,113	$3,147	$(561)	$14,699
Equipment	142	38	(92)	88
Vehicle	417	66	—	483
	$12,672	$3,251	$(653)	$15,270

Cost	December 31, 2023	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2024
Property	$34,447	$13,460	$(14,629)	$14	$33,292
Equipment	176	—	—	—	176
Vehicle	637	91	(90)	(10)	628
	$35,260	$13,551	$(14,719)	$4	$34,096
9.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd)

Accumulated depreciation	December 31, 2023	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2024
Property	$20,757	$3,794	$(12,433)	$(5)	$12,113
Equipment	106	35	—	1	142
Vehicle	278	121	11	7	417
	$21,141	$3,950	$(12,422)	$3	$12,672